SCHEDULE OF INVESTMENTS
Ivy ProShares S&P 500 Bond Index Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services
Broadcasting – 0.6%
Discovery Communications LLC (GTD by Discovery, Inc.), 3.950%, 3-20-28	$552	$617
Discovery Communications, Inc., 5.200%, 9-20-47	200	232

		849

Cable & Satellite – 3.6%
Comcast Corp., 3.750%, 4-1-40	250	294
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2-1-24	450	484
3.700%, 4-15-24	400	444
3.100%, 4-1-25	250	274
3.950%, 10-15-25	447	512
3.150%, 3-1-26	300	336
4.150%, 10-15-28	100	120
3.400%, 4-1-30	250	285
4.250%, 10-15-30	180	220
4.600%, 10-15-38	350	446
4.000%, 3-1-48	100	123
4.700%, 10-15-48	400	537
3.999%, 11-1-49	150	181
4.049%, 11-1-52	150	184
4.950%, 10-15-58	100	142
Viacom, Inc., 4.375%, 3-15-43	361	378

		4,960

Integrated Telecommunication Services – 7.5%
AT&T, Inc.:
3.200%, 3-1-22	300	313
3.600%, 2-17-23	110	118
3.400%, 5-15-25	225	247
4.125%, 2-17-26	250	285
4.250%, 3-1-27	255	291
2.300%, 6-1-27	500	516
4.100%, 2-15-28	200	229
4.350%, 3-1-29	478	557
4.500%, 5-15-35	290	344
5.250%, 3-1-37	200	247
4.850%, 3-1-39	150	181
4.300%, 12-15-42	150	168
4.350%, 6-15-45	300	338
4.750%, 5-15-46	200	237
5.450%, 3-1-47	450	589
4.500%, 3-9-48	382	448
4.550%, 3-9-49	300	354
5.150%, 2-15-50	100	128
3.850%, 6-1-60	428	454
Verizon Communications, Inc.:
3.500%, 11-1-24	450	498
3.376%, 2-15-25	350	388
2.625%, 8-15-26	150	163
4.125%, 3-16-27	510	601
4.329%, 9-21-28	120	145
4.500%, 8-10-33	100	125
5.250%, 3-16-37	626	847
4.862%, 8-21-46	447	608
5.500%, 3-16-47	395	585
4.522%, 9-15-48	150	198

5.012%, 4-15-49	105	146

		10,348

Interactive Media & Services – 0.1%
Alphabet, Inc., 1.998%, 8-15-26	120	129

Movies & Entertainment – 1.1%
Walt Disney Co. (The):
1.750%, 8-30-24	605	627
2.000%, 9-1-29	450	463
2.750%, 9-1-49	450	439

		1,529

Total Communication Services - 12.9%		17,815
Consumer Discretionary
Automobile Manufacturers – 0.5%
General Motors Co.:
4.875%, 10-2-23	531	567
5.200%, 4-1-45	200	193

		760

Casinos & Gaming – 0.4%
Las Vegas Sands Corp., 3.900%, 8-8-29	500	491

Footwear – 0.4%
NIKE, Inc., 2.400%, 3-27-25	500	538

General Merchandise Stores – 0.4%
Dollar Tree, Inc.:
3.700%, 5-15-23	150	161
4.000%, 5-15-25	150	169
Target Corp., 3.900%, 11-15-47	200	254

		584

Home Improvement Retail – 1.6%
Home Depot, Inc. (The):
2.950%, 6-15-29	200	225
5.875%, 12-16-36	420	627
4.500%, 12-6-48	395	524
Lowe’s Co., Inc.:
2.500%, 4-15-26	500	539
3.650%, 4-5-29	100	114
4.050%, 5-3-47	150	176

		2,205

Internet & Direct Marketing Retail – 2.1%
Amazon.com, Inc.:
2.800%, 8-22-24	400	435
1.500%, 6-3-30	375	380
3.875%, 8-22-37	400	495
4.950%, 12-5-44	100	142
4.250%, 8-22-57	250	335
2.700%, 6-3-60	500	508
eBay, Inc., 4.000%, 7-15-42	500	544

		2,839

Restaurants – 0.9%
McDonalds Corp.:
2.625%, 1-15-22	429	444
3.350%, 4-1-23	110	118
4.450%, 9-1-48	200	247
Starbucks Corp.:
3.800%, 8-15-25	200	225
4.500%, 11-15-48	200	236

		1,270

Total Consumer Discretionary - 6.3%		8,687

Consumer Staples
Brewers – 0.3%
Molson Coors Brewing Co.:
3.000%, 7-15-26	150	156
4.200%, 7-15-46	260	253

		409

Drug Retail – 3.2%
CVS Health Corp.:
3.500%, 7-20-22	150	158
3.700%, 3-9-23	200	215
4.000%, 12-5-23	241	264
4.100%, 3-25-25	660	746
2.875%, 6-1-26	200	216
4.300%, 3-25-28	430	503
3.750%, 4-1-30	500	575
4.780%, 3-25-38	325	404
5.125%, 7-20-45	152	196
5.050%, 3-25-48	375	488
4.250%, 4-1-50	500	601

		4,366

Food Retail – 0.1%
Kroger Co. (The), 4.450%, 2-1-47	100	121

Household Products – 0.4%
Procter & Gamble Co. (The), 3.550%, 3-25-40	450	543

Hypermarkets & Super Centers – 1.7%
Costco Wholesale Corp., 1.375%, 6-20-27	500	511
Wal-Mart Stores, Inc., 2.550%, 4-11-23	100	105
Walmart, Inc.:
3.400%, 6-26-23	400	435
3.550%, 6-26-25	340	385
3.700%, 6-26-28	283	335
3.950%, 6-28-38	470	598

		2,369

Packaged Foods & Meats – 0.7%
Conagra Brands, Inc., 5.400%, 11-1-48	400	552
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 5.100%, 9-28-48	332	432

		984

Soft Drinks – 1.5%
Coca-Cola Co. (The):
3.450%, 3-25-30	250	294
4.200%, 3-25-50	250	328
2.750%, 6-1-60	500	505
PepsiCo, Inc.:
1.625%, 5-1-30	500	510
3.875%, 3-19-60	320	407

		2,044

Tobacco – 1.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
4.000%, 1-31-24	105	116
3.800%, 2-14-24	100	109
4.400%, 2-14-26	100	115
4.800%, 2-14-29	200	233
5.800%, 2-14-39	250	312
3.875%, 9-16-46	300	299
5.950%, 2-14-49	400	524

		1,708

Total Consumer Staples - 9.1%		12,544

Energy
Integrated Oil & Gas – 1.0%
Chevron Corp.:
2.355%, 12-5-22	200	208
3.191%, 6-24-23	140	150
2.954%, 5-16-26	500	554
Phillips 66 (GTD by Phillips 66 Co.), 4.875%, 11-15-44	350	433

		1,345

Oil & Gas Equipment & Services – 0.6%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 4.080%, 12-15-47	450	468
Halliburton Co., 5.000%, 11-15-45	350	361

		829

Oil & Gas Exploration & Production – 2.0%
Concho Resources, Inc., 4.300%, 8-15-28	225	247
ConocoPhillips Co. (GTD by ConocoPhillips), 6.500%, 2-1-39	100	146
EOG Resources, Inc., 2.625%, 3-15-23	100	105
Exxon Mobil Corp.:
2.992%, 3-19-25	250	272
3.043%, 3-1-26	280	308
2.440%, 8-16-29	155	164
3.482%, 3-19-30	250	285
4.227%, 3-19-40	250	302
3.095%, 8-16-49	150	157
4.327%, 3-19-50	250	313
3.452%, 4-15-51	250	277
Marathon Oil Corp., 4.400%, 7-15-27	150	147

		2,723

Oil & Gas Refining & Marketing – 0.1%
Marathon Petroleum Corp., 4.750%, 9-15-44	103	107

Oil & Gas Storage & Transportation – 1.1%
Kinder Morgan, Inc.:
4.300%, 6-1-25	253	282
5.550%, 6-1-45	200	243
5.200%, 3-1-48	150	182
MPLX L.P.:
4.700%, 4-15-48	290	297
5.500%, 2-15-49	140	159
Williams Co., Inc. (The), 4.550%, 6-24-24	100	111
Williams Partners L.P., 3.750%, 6-15-27	310	331

		1,605

Total Energy - 4.8%		6,609
Financials
Consumer Finance – 3.2%
American Express Co.:
2.750%, 5-20-22	293	304
2.500%, 8-1-22	150	156
American Express Credit Corp., 2.700%, 3-3-22	200	207
Capital One Financial Corp.:
4.200%, 10-29-25	350	388
3.750%, 7-28-26	643	702
3.800%, 1-31-28	300	334
Discover Bank, 4.200%, 8-8-23	250	273
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	330	334
4.200%, 11-6-21	175	179
5.100%, 1-17-24	325	347
3.950%, 4-13-24	150	155

4.350%, 1-17-27	160	166
3.600%, 6-21-30	450	437
Synchrony Financial:
4.250%, 8-15-24	115	121
3.950%, 12-1-27	300	313

		4,416

Diversified Banks – 6.6%
Bank of America Corp.:
2.503%, 10-21-22	200	205
3.300%, 1-11-23	110	117
4.125%, 1-22-24	130	144
4.200%, 8-26-24	124	138
3.950%, 4-21-25	105	116
3.500%, 4-19-26	325	366
3.248%, 10-21-27	705	777
4.183%, 11-25-27	805	918
BB&T Corp., 3.050%, 6-20-22	250	262
Citibank N.A.:
3.400%, 7-23-21	400	412
3.650%, 1-23-24	300	329
KeyCorp, 2.550%, 10-1-29	450	466
Truist Bank, 2.150%, 12-6-24	340	357
U.S. Bancorp, 3.000%, 7-30-29	178	193
Wells Fargo & Co.:
2.100%, 7-26-21	150	153
3.500%, 3-8-22	211	221
2.625%, 7-22-22	400	417
3.069%, 1-24-23	302	313
3.450%, 2-13-23	105	112
3.300%, 9-9-24	306	335
3.000%, 2-19-25	110	118
3.000%, 4-22-26	150	164
4.100%, 6-3-26	150	169
3.000%, 10-23-26	310	338
4.150%, 1-24-29	580	680
5.606%, 1-15-44	178	247
3.900%, 5-1-45	208	245
4.750%, 12-7-46	375	479
Wells Fargo Bank N.A., 3.625%, 10-22-21	250	260

		9,051

Financial Exchanges & Data – 0.2%
Intercontinental Exchange, Inc., 4.250%, 9-21-48	150	189

Insurance Brokers – 0.1%
Marsh & McLennan Cos., Inc., 4.375%, 3-15-29	150	181

Investment Banking & Brokerage – 6.1%
Goldman Sachs Group, Inc. (The):
5.250%, 7-27-21	100	105
2.350%, 11-15-21	200	201
5.750%, 1-24-22	350	378
3.000%, 4-26-22	500	510
3.625%, 1-22-23	300	321
4.000%, 3-3-24	200	221
3.850%, 7-8-24	200	220
3.500%, 1-23-25	300	327
3.500%, 4-1-25	500	548
4.250%, 10-21-25	350	394
3.500%, 11-16-26	559	615
3.850%, 1-26-27	365	412
6.750%, 10-1-37	300	433
Morgan Stanley:
5.500%, 7-28-21	326	343
2.625%, 11-17-21	270	277
2.750%, 5-19-22	245	255
3.125%, 1-23-23	200	212
4.100%, 5-22-23	264	285
3.875%, 4-29-24	200	221
3.700%, 10-23-24	330	366

4.000%, 7-23-25	500	567
3.875%, 1-27-26	203	230
3.950%, 4-23-27	190	214
4.375%, 1-22-47	550	712

		8,367

Life & Health Insurance – 0.4%
MetLife, Inc., 4.600%, 5-13-46	150	191
Prudential Financial, Inc.:
3.935%, 12-7-49	150	169
4.350%, 2-25-50	150	180

		540

Multi-Line Insurance – 0.3%
American International Group, Inc.:
3.900%, 4-1-26	280	316
4.750%, 4-1-48	100	121

		437

Other Diversified Financial Services – 4.6%
Citigroup, Inc.:
2.900%, 12-8-21	610	629
2.750%, 4-25-22	298	309
4.400%, 6-10-25	375	420
3.200%, 10-21-26	425	466
4.450%, 9-29-27	275	314
4.125%, 7-25-28	200	226
8.125%, 7-15-39	200	346
4.650%, 7-23-48	300	394
JPMorgan Chase & Co.:
2.295%, 8-15-21	350	351
4.350%, 8-15-21	150	157
4.500%, 1-24-22	150	159
3.250%, 9-23-22	300	317
2.972%, 1-15-23	510	528
3.200%, 1-25-23	290	308
2.700%, 5-18-23	230	242
3.875%, 9-10-24	300	333
2.950%, 10-1-26	405	445
3.625%, 12-1-27	380	420

		6,364

Property & Casualty Insurance – 0.6%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.):
4.200%, 8-15-48	100	127
4.250%, 1-15-49	150	192
Berkshire Hathaway, Inc., 2.750%, 3-15-23	322	341
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.), 4.350%, 11-3-45	150	195

		855

Regional Banks – 0.6%
Fifth Third Bancorp, 3.650%, 1-25-24	340	371
PNC Financial Services Group, Inc. (The):
2.600%, 7-23-26	230	250
3.450%, 4-23-29	186	214

		835

Total Financials - 22.7%		31,235
Health Care
Biotechnology – 2.2%
Amgen, Inc.:
2.650%, 5-11-22	100	104
4.400%, 5-1-45	340	422
4.563%, 6-15-48	450	587
4.663%, 6-15-51	300	398
Biogen, Inc., 5.200%, 9-15-45	150	197
Gilead Sciences, Inc.:
4.750%, 3-1-46	543	734
4.150%, 3-1-47	451	574

		3,016

Health Care Equipment – 0.7%
Boston Scientific Corp., 3.750%, 3-1-26	307	348

DH Europe Finance II S.a.r.l., 2.600%, 11-15-29	370	394
Zimmer Holdings, Inc., 3.550%, 4-1-25	150	163

		905

Health Care Services – 1.3%
Cardinal Health, Inc., 2.616%, 6-15-22	120	124
Cigna Corp.:
3.750%, 7-15-23	508	552
4.800%, 8-15-38	624	790
CVS Caremark Corp., 3.875%, 7-20-25	325	365

		1,831

Health Care Supplies – 0.9%
Abbott Laboratories:
3.750%, 11-30-26	88	102
4.900%, 11-30-46	490	704
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
3.500%, 3-15-25	130	147
4.375%, 3-15-35	250	326

		1,279

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc., 4.133%, 3-25-25	500	571

Managed Health Care – 1.5%
Anthem, Inc.:
3.650%, 12-1-27	340	387
4.101%, 3-1-28	200	234
3.700%, 9-15-49	150	171
UnitedHealth Group, Inc.:
2.875%, 8-15-29	502	560
3.500%, 8-15-39	228	265
3.700%, 8-15-49	350	414

		2,031

Pharmaceuticals – 4.3%
AbbVie, Inc.:
2.900%, 11-6-22	465	488
3.600%, 5-14-25	300	333
4.250%, 11-14-28	500	590
4.400%, 11-6-42	300	362
4.450%, 5-14-46	282	342
Eli Lilly and Co., 3.950%, 3-15-49	300	384
Johnson & Johnson:
2.900%, 1-15-28	150	169
3.625%, 3-3-37	589	700
Merck & Co., Inc.:
2.750%, 2-10-25	295	321
3.900%, 3-7-39	414	499
Mylan N.V.:
3.950%, 6-15-26	260	291
5.250%, 6-15-46	150	186
Pfizer, Inc.:
3.450%, 3-15-29	100	117
2.700%, 5-28-50	480	495
Walgreens Boots Alliance, Inc., 3.450%, 6-1-26	600	650

		5,927

Total Health Care - 11.3%		15,560
Industrials
Aerospace & Defense – 4.0%
Boeing Co. (The):
2.700%, 2-1-27	500	488
3.200%, 3-1-29	100	99
5.150%, 5-1-30	500	558
3.250%, 2-1-35	175	160
3.750%, 2-1-50	500	451
5.805%, 5-1-50	500	590
General Dynamics Corp., 3.250%, 4-1-25	450	499
Lockheed Martin Corp.:

3.550%, 1-15-26	230	264
4.090%, 9-15-52	182	238
Northrop Grumman Corp.:
2.930%, 1-15-25	175	189
4.400%, 5-1-30	250	303
4.030%, 10-15-47	280	339
United Technologies Corp.:
3.950%, 8-16-25	460	525
4.500%, 6-1-42	301	373
4.625%, 11-16-48	355	459

		5,535

Air Freight & Logistics – 0.8%
FedEx Corp.:
3.100%, 8-5-29	340	363
4.950%, 10-17-48	100	116
United Parcel Service, Inc., 5.300%, 4-1-50	400	571

		1,050

Construction Machinery & Heavy Trucks – 0.3%
Caterpillar Financial Services Corp., 2.950%, 2-26-22	359	374

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.950%, 6-15-24	292	299

Industrial Conglomerates – 2.2%
3M Co., 4.000%, 9-14-48	142	176
GE Capital International Funding Co.:
3.373%, 11-15-25	200	210
4.418%, 11-15-35	600	609
General Electric Capital Corp.:
6.750%, 3-15-32	350	429
5.875%, 1-14-38	860	962
Honeywell International, Inc.:
1.850%, 11-1-21	150	153
2.800%, 6-1-50	460	490

		3,029

Railroads – 0.4%
Union Pacific Corp., 3.950%, 9-10-28	500	594

Total Industrials - 7.9%		10,881
Information Technology
Application Software – 0.5%
Adobe, Inc., 2.300%, 2-1-30	300	324
NVIDIA Corp., 3.500%, 4-1-50	350	405

		729

Communications Equipment – 0.1%
Cisco Systems, Inc., 1.850%, 9-20-21	150	153

Data Processing & Outsourced Services – 2.9%
Fidelity National Information Services, Inc., 3.000%, 8-15-26	150	166
Fiserv, Inc.:
3.200%, 7-1-26	137	152
4.400%, 7-1-49	450	547
Global Payments, Inc., 3.200%, 8-15-29	200	214
MasterCard, Inc., 2.950%, 6-1-29	500	562
PayPal Holdings, Inc.:
2.650%, 10-1-26	442	480

2.300%, 6-1-30	370	385
Visa, Inc.:
2.800%, 12-14-22	280	296
3.150%, 12-14-25	150	167
2.700%, 4-15-40	500	536
4.300%, 12-14-45	313	413

		3,918

IT Consulting & Other Services – 1.2%
International Business Machines Corp.:
2.850%, 5-13-22	200	209
3.000%, 5-15-24	118	128
3.300%, 5-15-26	150	169
3.500%, 5-15-29	419	484
4.150%, 5-15-39	500	607

		1,597

Semiconductor Equipment – 0.2%
Lam Research Corp.:
3.750%, 3-15-26	100	115
4.000%, 3-15-29	150	178

		293

Semiconductors – 2.9%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.875%, 1-15-27	384	415
3.500%, 1-15-28	500	528
Intel Corp.:
3.300%, 10-1-21	645	669
3.734%, 12-8-47	689	830
QUALCOMM, Inc.:
2.600%, 1-30-23	330	347
3.250%, 5-20-27	210	238
2.150%, 5-20-30	350	364
4.300%, 5-20-47	260	324
Texas Instruments, Inc., 4.150%, 5-15-48	250	323

		4,038

Systems Software – 6.3%
Microsoft Corp.:
1.550%, 8-8-21	500	507
2.000%, 8-8-23	150	157
2.875%, 2-6-24	350	378
3.125%, 11-3-25	585	656
2.400%, 8-8-26	280	306
3.300%, 2-6-27	250	286
4.100%, 2-6-37	450	581
3.700%, 8-8-46	420	527
3.950%, 8-8-56	300	385
4.500%, 2-6-57	300	421
Oracle Corp.:
1.900%, 9-15-21	175	178
2.500%, 5-15-22	300	310
2.500%, 10-15-22	350	366
2.625%, 2-15-23	150	158
2.400%, 9-15-23	642	671
3.400%, 7-8-24	154	168
2.950%, 11-15-24	450	488
2.950%, 5-15-25	307	335
2.650%, 7-15-26	530	572
3.250%, 11-15-27	280	314
3.800%, 11-15-37	250	288
3.850%, 4-1-60	500	585

		8,637

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.:
1.700%, 9-11-22	400	412
2.850%, 2-23-23	150	159
2.400%, 5-3-23	400	423
3.000%, 2-9-24	360	389
3.450%, 5-6-24	150	166
2.850%, 5-11-24	300	323
2.500%, 2-9-25	200	216
3.200%, 5-13-25	230	257
3.250%, 2-23-26	150	168
3.350%, 2-9-27	348	395
3.200%, 5-11-27	200	227

2.900%, 9-12-27	643	721
3.000%, 11-13-27	150	169
3.850%, 5-4-43	150	186
3.450%, 2-9-45	500	583
3.750%, 11-13-47	300	365
Hewlett Packard Enterprise Co., 6.350%, 10-15-45(A)	520	637
HP, Inc., 6.000%, 9-15-41	150	178

		5,974

Total Information Technology - 18.4%		25,339
Materials
Diversified Chemicals – 0.8%
Dow Chemical Co. (The), 4.375%, 11-15-42	300	333
DowDuPont, Inc.:
4.205%, 11-15-23	562	616
5.419%, 11-15-48	110	146

		1,095

Industrial Gases – 0.3%
Air Products and Chemicals, Inc., 2.800%, 5-15-50	415	440

Paper Packaging – 0.5%
International Paper Co.:
4.400%, 8-15-47	250	292
4.350%, 8-15-48	250	295

		587

Specialty Chemicals – 0.3%
LYB International Finance II B.V., 3.500%, 3-2-27	392	428

Total Materials - 1.9%		2,550
Real Estate
Health Care REITs – 0.5%
Health Care REIT, Inc., 4.000%, 6-1-25	300	332
Welltower, Inc., 3.100%, 1-15-30	300	311

		643

Retail REITs – 0.6%
Simon Property Group L.P.:
3.375%, 12-1-27	420	446
2.450%, 9-13-29	450	446

		892

Specialized REITs – 0.5%
American Tower Corp., 3.800%, 8-15-29	570	648

Total Real Estate - 1.6%		2,183
Utilities
Electric Utilities – 1.7%
Duke Energy Corp.:
2.650%, 9-1-26	246	267
3.750%, 9-1-46	150	170
FirstEnergy Corp., 3.900%, 7-15-27	200	226
Florida Power & Light Co., 3.150%, 10-1-49	200	227
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 2.750%, 11-1-29	340	367
Southern California Edison Co., 4.125%, 3-1-48	520	607
Southern Co. (The):
2.950%, 7-1-23	300	317
4.400%, 7-1-46	100	118

		2,299

Multi-Utilities – 0.3%
Berkshire Hathaway Energy Co., 4.450%, 1-15-49	200	256
Sempra Energy, 3.400%, 2-1-28	150	165

		421

Total Utilities - 2.0%		2,720

TOTAL CORPORATE DEBT SECURITIES – 98.9%		$136,123
(Cost: $124,729)

SHORT-TERM SECURITIES	Shares
Money Market Funds (B) - 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	1,652	1,652

TOTAL SHORT-TERM SECURITIES – 1.2%		$1,652
(Cost: $1,652)

TOTAL INVESTMENT SECURITIES – 100.1%		$137,775
(Cost: $126,381)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(79)

NET ASSETS – 100.0%		$137,696

Notes to Schedule of Investments

(A)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(B)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$136,123	$—
Short-Term Securities	1,652	—	—
Total	$1,652	$136,123	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$126,381

Gross unrealized appreciation	11,595
Gross unrealized depreciation	(201)

Net unrealized appreciation	$11,394